Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2018
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of Preparation

1. Basis of preparation

The general purpose financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board and Australian equivalent International Financial Reporting Standards, as issued by the Australian Accounting Standards Board. Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements.

(i)	Going concern

For the fiscal years ended June 30, 2018, 2017 and 2016, the Group incurred a total comprehensive loss after income tax of $35.9 million, $76.5 million and $5.2 million, respectively, and had net cash outflows from operations of $75.0 million, $95.5 million and $88.0 million, respectively. As of June 30, 2018, the Group held total cash and cash equivalents of $37.8 million. As of June 30, 2018, the Group recognized funds receivable from debt financing and unissued capital of $39.0 million pursuant to a financing facility with NovaQuest Capital Management, L.L.C. (“NovaQuest”). On July 10, 2018 the net proceeds from the financing facility of $39.0 million were received and recognized in cash and cash equivalents. The Group will also receive $40.0 million from Tasly Pharmaceutical Group (“Tasly”) on closing of the strategic alliance that the two companies announced in July 2018 for cardiovascular therapies in China. This receipt is subject to filing with the State Administration of Foreign Exchange.

In addition to the strategic alliance with Tasly, the Group has committed to entering into non-dilutive commercial partnering transactions to fund operations. The Group also continues to work on various cost containment and deferment strategies. A fully discretionary equity facility remains for up to A$120 million/US$ 90 million over 12 months to provide additional funds as required. The Group may also consider equity-based financing or drawing further debt funding on current debt arrangements to fund future operational requirements.

There is uncertainty related to the Group’s ability to partner programs, raise capital or debt at terms to meet the Group’s requirements. Additionally, there is uncertainty related to the Group’s ability to sustainably maintain implemented cost reductions and further defer programs on a timely basis while achieving expected outcomes.

The continuing viability of the Group and its ability to continue as a going concern and meet its debts and commitments as they fall due are dependent upon the strategic alliance with Tasly, non-dilutive funding in the form of commercial partnering transactions or equity-based financing to fund future operations, together with maintaining implemented cost containment and deferment strategies.

Management and the directors believe that the Group will be successful in the above matters and, accordingly, have prepared the financial report on a going concern basis, notwithstanding that there is a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and that it may be unable to realize its assets and liabilities in the normal course of business.

References to matters that may cast significant doubt about the Group’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (“PCAOB”) standards.

(ii)Historical cost convention

These financial statements have been prepared under the historical cost convention, as modified by the revaluation of available-for-sale financial assets, financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.

(iii)	New and amended standards adopted by the Group

There were no new or amended accounting standards that were applicable to the Group for the June 30, 2018 reporting period.

(iv)	New accounting standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for the June 30, 2018 reporting period. The Group has not elected to apply any pronouncements before their operative date in the annual reporting period beginning July 1, 2017.

Initial application of the following Standards is not expected to materially impact the amounts recognized or disclosures made in the current financial report and management do not consider these new accounting standards to have a material impact on future transactions made in relation to the Group. The Group is in the process of assessing the impact of these new standards on its accounting policy.

The following standards applicable to the Group but are not yet adopted are summarized below:

Title of standard	IFRS 9 Financial Instruments
Key requirements

IFRS 9 introduced revisions in the following areas:

•       Classification and measurement – replacement of the existing complex rule-based requirements with a principle-based approach which is driven by cash flow characteristics and business model.

•       Impairment – a single impairment model to be applied to all financial instruments where expected credit losses must be accounted for from when the financial instruments are first recognized. This requirement lowers the threshold for recognition of full lifetime expected losses.

•       Hedge accounting – a reformed model for hedge accounting with enhanced disclosures about risk management activity.

Impact

The Group has reviewed its financial assets and liabilities and expects the following impact from the adoption of the new standard from July 1, 2018:

•     Accounting for non-trading equity investments – IFRS 9 requires investments in equity instruments to be recorded at fair value with changes recognized through profit or loss (FVTPL). There is an allowance for management to make an irrevocable election on initial recognition for fair value changes in non-trading equity investments to be recorded in other comprehensive income (FVOCI). The Group has an available-for-sale financial asset recorded at $2.3 million as at June 30, 2018, measured at FVOCI. On transition to IFRS 9 on July 1, 2018, the Group expects to make an election to record this investment in an equity instrument at FVOCI. Therefore, no material impact is expected on the measurement of the AFS financial asset on transition.

•     Accounting for financial liabilities – the Group has financial liabilities arising from contingent consideration of $42.1 million as at June 30, 2018, which is mandatorily carried at FVTPL, and financial liabilities carried at amortized cost of $59.4 million as at June 30, 2018. There is an allowance for management to make an irrevocable election on initial recognition for financial liabilities that are measured at amortized cost to be measured at FVTPL. The Group does not expect to designate any of its financial liabilities carried at amortized cost as FVTPL using the fair value option upon adoption of IFRS 9 on July 1, 2018. Therefore, the Group does not expect any material impact on transition to IFRS 9 from July 1, 2018.

Effective Date	IFRS 9 must be applied for financial years commencing on or after January 1, 2018. The Group has not adopted IFRS 9 before its mandatory date.

Title of standard	IFRS 15 Revenue from Contracts with Customers
Key requirements

IFRS 15 provides a single, principles based five-step model to be applied to all contracts with customers.

The five steps in the model are as follows:

•       Identify the contract with the customer

•       Identify the performance obligations in the contract

•       Determine the transaction price

•       Allocate the transaction price to the performance obligations in the contracts

•       Recognize revenue when (or as) the entity satisfies a performance obligation.

Guidance is provided on topics such as the point in which revenue is recognized, accounting for variable consideration, costs of fulfilling and obtaining a contract and various related matters. New disclosures about revenue are also introduced.

Impact

The Group has reviewed all relevant revenue arrangements and expects the following effects of applying the new standard on the Group’s financial statements:

•       Accounting for sales- or usage-based royalties – IFRS 15 contains an exception to the general principles for accounting for variable consideration for sales- or usage-based royalties arising from licenses of IP. Under this exception, royalties are recognized at the later of when underlying sales occur and all royalty-related performance obligations are satisfied. In the year ended June 30, 2018, the Group earned sales-based royalty and milestone income from licensing arrangement with JCR Pharmaceuticals Co., Ltd. (“JCR”) of $5.1 million. The Group estimates that the impact of applying the sales- or usage-based royalty exception will not have a material impact on transition to IFRS 15 from July 1, 2018.

•       Accounting for the licensing of intellectual property (“IP”) – IFRS 15 contains specific implementation guidance for the accounting for licenses of IP. In particular, the Group is required to determine whether a license granted to a customer provides a right to use IP or a right to access IP. This determination affects whether revenue is recognized at a point in time or over time, respectively. In the year ended June 30, 2018, the Group recognized milestone revenue relating to the non-refundable up-front payment of $5.9 million (€5.0 million) received upon execution of the Group’s patent license arrangement with Takeda Pharmaceutical Company Limited (“Takeda”) in December 2017 and $5.9 million (€5.0 million) in relation to further payments due within 12 months of the patent license agreement date for the product Alofisel®. The license of IP to Takeda is a license to use under IFRS 15 and therefore revenue is recognized at a point in time as performance obligations are satisfied. Since the performance obligations have been satisfied for the revenue recognized in the year ended June 30, 2018, the Group does not expect a material impact on transition to IFRS 15 on July 1, 2018.

•       Accounting for contracts with variable consideration – IFRS 15 contains a constraint that allows variable consideration to be included in the transaction price only to the extent that it is highly probable that a significant reversal of cumulative revenue recognized will not occur. Under the patent license arrangement with Takeda, the Group is entitled to up to €10.0 million in payments from Takeda when Alofisel® reaches certain product regulatory milestones. The product regulatory milestones are subject to the constraint over variable consideration and the Group has not recognized consideration in respect of these payments in the calculation of the transaction price for revenue recognized in the year to June 30, 2018. Therefore, we do not expect there to be a material impact on transition to IFRS 15 on July 1, 2018.

Effective Date

IFRS 15 must be applied for financial years commencing on or after January 1, 2018. The Group has not adopted IFRS 15 before its mandatory date and intends to adopt the standard using the modified retrospective approach which means that the cumulative impact of the adoption will be recognized in retained earnings as of July 1, 2018, and comparative disclosures will not be restated.

Title of standard	IFRS 16 Leases
Key requirements

IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee; they are recognized on the balance sheet as they are treated in a similar way to finance leases applying IAS 17. Leases are ‘capitalized’ by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, a financial liability is required to be recognized to represent the obligation to make future lease payments.

There is little change for the accounting for a lessor.

Impact

Refer to Notes 14 (b) and (c) for the lease commitments the Group holds as a lessee and lessor.

The Group is currently evaluating the effect that the updated IFRS 16 will have on the consolidated financial statements and related disclosures.

Effective Date	IFRS 16 must be applied on or after January 1, 2019. The Group does not intend to adopt IFRS 16 before its mandatory date.

Principles of consolidation
a.	Principles of consolidation
i.	Subsidiaries

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Mesoblast Limited (“Company” or “Parent Entity”) as of June 30, 2018 and the results of all subsidiaries for the year then ended. Mesoblast Limited and its subsidiaries together are referred to in this financial report as the Group or the consolidated entity.

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group.

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

ii.	Employee share trust

The Group has formed a trust to administer the Group’s employee share scheme. This trust is consolidated, as the substance of the relationship is that the trust is controlled by the Group.

Segment reporting
b.	Segment reporting
The Group predominately operates in one segment as set out in Note 21.
Foreign currency translation
c.	Foreign currency translation
(i)	Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of Mesoblast Limited is the AUD. The consolidated financial statements are presented in USD, which is the Group’s presentation currency.

(ii)	Translations and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the transaction at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in net loss, except when they are deferred in equity as qualifying cash flow hedges and qualifying net investment hedges or attributable to part of the net investment in a foreign operation.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in net loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available for sale financial assets are recognized in other comprehensive income.

(iii)	Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for the balance sheets presented are translated at the closing rate at the date of that balance sheets;
•

income and expenses for the statements of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and all resulting exchange differences are recognized in other comprehensive income.

(iv)	Other

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to net loss, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entities and translated at the closing rate.

Revenue recognition
d.	Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable. Amounts disclosed as revenue are net of returns, trade allowances, rebates and amounts collected on behalf of third parties.

The Group recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the entity and specific criteria have been met for each of the Group’s activities as described below. The Group bases its estimates on historical results, taking into consideration the type of customer, the type of transaction and the specifics of each arrangement.

Revenue is recognized for the major business activities as follows:

(i)	Commercialization and milestone revenue

Commercialization and milestone revenue generally includes non-refundable up-front license and collaboration fees; milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones; as well as royalties on product sales of licensed products, if and when such product sales occur; and revenue from the supply of products.

Where such arrangements can be divided into separately identifiable components (each component constituting a separate earnings process), the arrangement consideration is allocated to the different components based on their relative fair values and recognized over the respective performance period in accordance with IAS 18 Revenue. Where the components of the arrangement cannot be divided into separate units, the individual deliverables are combined as a single unit of accounting and the total arrangement consideration is recognized over the estimated collaboration period. Such analysis requires considerable estimates and judgments to be made by us, including the relative fair values of the various elements included in such agreements and the estimated length of the respective performance periods.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in our consolidated balance sheets. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, within current liabilities. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, within non-current liabilities.

TiGenix arrangement

In December 2017, the Group entered into a patent license agreement with TiGenix NV, now a wholly owned subsidiary of Takeda Pharmaceutical Company Limited (“Takeda”), which granted Takeda exclusive access to certain of our patents to support global commercialization of the adipose-derived mesenchymal stem cell product, Alofisel®, previously known as Cx601, a product candidate of Takeda, for the local treatment of fistulae.  The agreement includes the right for Takeda to grant sub-licenses to affiliates and third parties.

As part of the agreement, the Group received $5.9 million (€5.0 million) as a non-refundable up-front payment. The Group is entitled to further payments of €5.0 million within 12 months of the patent license agreement date, and up to €10.0 million when Takeda reaches certain product regulatory milestones. Additionally, the Group will receive single digit royalties on net sales of Alofisel®.

In the year ended June 30, 2018, the Group recognized $11.8 million in milestone revenue in relation to the Group’s patent license agreement with Takeda. Within this $11.8 million, $5.9 million (€5.0 million) was recognized in relation to the non-refundable up-front payment received upon execution of the Group’s patent license agreement with Takeda in December 2017 and $5.9 million (€5.0 million) was recognized in relation to further payments due within 12 months of the patent license agreement date for product Alofisel®. These amounts were recorded in revenue as there are no further performance obligations required in regards to these milestones.

On the basis that this agreement was entered into in December 2017, there was no milestone revenue recognized in the year ended June 30, 2017 in relation to this agreement.

JCR arrangement

In October 2013, the Group acquired all of Osiris’ culture-expanded, MSC-based assets. These assets included assumption of a collaboration agreement with JCR, a research and development oriented pharmaceutical company in Japan. Revenue recognized under this model is limited to the amount of cash received or for which the Group is entitled to, as JCR has the right to terminate the agreement at any time.

JCR is responsible for all development and manufacturing costs including sales and marketing expenses. Under the JCR Agreement, JCR has the right to develop the Group’s MSCs in two fields for the Japanese market: exclusive in conjunction with the treatment of hematological malignancies by the use of hematopoietic stem cells derived from peripheral blood, cord blood or bone marrow, or the First JCR Field; and non-exclusive for developing assays that use liver cells for non-clinical drug screening and evaluation, or the Second JCR Field. With respect to the First JCR Field, the Group is entitled to payments when JCR reaches certain development and commercial milestones and to escalating double-digit royalties. These royalties are subject to possible renegotiation downward in the event of competition from non-infringing products in Japan. With respect to the Second JCR Field, the Group is entitled to a double digit profit share. Royalty revenue is recognized upon the sale of the related products provided the Group has no remaining performance obligations under the arrangement.

For the years ended June 30, 2018 and 2017, the Group recognized $3.6 million and $1.4 million, respectively, in commercialization revenue relating to royalty income earned on sales of TEMCELL in Japan, by our licensee JCR. These amounts were recorded in revenue as there are no further performance obligations required in regards to these items.

For the year ended June 30, 2018, the Group recognized $1.5 million in cumulative net sales milestone revenue upon licensee, JCR, reaching milestones for sales of TEMCELL in Japan. For the year ended June 30, 2017, the Group recognized $0.5 million of milestone revenue from JCR. These amounts were recorded in revenue as there are no further performance obligations required in regards to these item.

(ii)	Interest revenue

Interest revenue is accrued on a time basis by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount.

(iii)	Research and development tax incentive

The Australian Government replaced the research and development tax concession with the research and development tax incentive from July 1, 2011. The provisions provide refundable or non-refundable tax offsets.

The research and development tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after July 1, 2011. The research and development tax incentive credit is available for our research and development activities in Australia as well as research and development activities outside of Australia to the extent such non-Australian based activities relate to intellectual property owned by our Australian resident entities do not exceed half the expenses for the relevant activities and are approved by the Australian government. A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20.0 million. Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. For the years ended June 30, 2018 and 2017, the rate of the refundable tax offset is 43.5%. The Group recognized income of $1.8 million and $1.5 million, from the Research and Development Tax Incentive program for the years ended June 30, 2018 and 2017, respectively.

The Group’s research and development activities are eligible under an Australian government tax incentive for eligible expenditure from July 1, 2011. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. At each period end management estimates and recognizes the refundable tax offset available to the Group based on available information at the time.

The receivable for reimbursable amounts that have not been collected is reflected in trade and other receivables in the Group’s consolidated balance sheets.  Income associated with the research and development tax incentive is recorded in the Group’s other operating income and expenses in the Group’s consolidated income statement.

Research and development undertaken internally
e.	Research and development undertaken internally

The Group currently does not have any capitalized development costs. Research expenditure is recognized as an expense as incurred. Costs incurred on development projects, which consist of preclinical and clinical trials, manufacturing development, and general research, are recognized as intangible assets when it is probable that the project will, after considering its commercial and technical feasibility, be completed and generate future economic benefits and its costs can be measured reliably.

The expenditure capitalized comprises all directly attributable costs, including costs of materials, services, direct labor and an appropriate proportion of overheads. Other development costs that do not meet these criteria are expensed as incurred. Development costs previously recognized as expenses, are not recognized as an asset in a subsequent period, and will remain expensed. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its useful life.

Income tax
f.	Income tax

The income tax expense or benefit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting, nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses. Deferred tax assets are only recognized to the extent that there are sufficient deferred tax liabilities unwinding.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in controlled entities where the parent entity is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Current and deferred tax is recognized in net loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Leases
g.	Leases

Leases in which a significant portion of the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases (Note 14). Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

Lease income from operating leases where the Group is sub-leasing to a third party is recognized in income on a straight-line basis over the lease term.

Business combinations
h.	Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the fair values of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred also includes the fair value of any asset or liability resulting from a contingent consideration arrangement and the fair value of any pre-existing equity interest in the subsidiary. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognizes any noncontrolling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net identifiable assets.

The excess of the consideration transferred and the amount of any non-controlling interest in the acquiree over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the subsidiary acquired and the measurement of all amounts has been reviewed, the difference is recognized directly in net loss as a bargain purchase.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.

Impairment of assets
i.	Impairment of assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to dispose and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets (other than goodwill) that have suffered impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Cash and cash equivalents
j.	Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Trade and other receivables
k.	Trade and other receivables

Trade receivables and other receivables represent the principal amounts due at balance date less, where applicable, any provision for doubtful debts. An estimate for doubtful debts is made when collection of the full amount is no longer probable and there is objective evidence of impairment. Debts which are known to be uncollectible are written off in the statement of comprehensive income. All trade receivables and other receivables are recognized at the value of the amounts receivable, as they are due for settlement within 60 days and therefore do not require remeasurement.

Investments and other financial assets
l.	Investments and other financial assets
(i)	Classification

The Group classifies its financial assets in the following categories:

•	financial assets at fair value through profit or loss,
•	available-for-sale financial assets,
•	loans and receivables, and
•	held-to-maturity investments.

The classification depends on the purpose for which the investments were acquired. Management determines the classification of its investments at initial recognition and, in the case of assets classified as held-to-maturity, re-evaluates this designation at the end of each reporting period. See Note 5 for details about each type of financial asset.

(ii)	Reclassification

The Group may choose to reclassify a non-derivative trading financial asset out of the held for trading category if the financial asset is no longer held for the purpose of selling it in the near term. Financial assets other than loans and receivables are permitted to be reclassified out of the held for trading category only in rare circumstances arising from a single event that is unusual and highly unlikely to recur in the near term. In addition, the Group may choose to reclassify financial assets that would meet the definition of loans and receivables out of the held for trading or available-for-sale categories if the Group has the intention and ability to hold these financial assets for the foreseeable future or until maturity at the date of reclassification

Reclassifications are made at fair value as of the reclassification date. Fair value becomes the new cost or amortized cost as applicable, and no reversals of fair value gains or losses recorded before reclassification date are subsequently made. Effective interest rates for financial assets reclassified to loans and receivables and held-to-maturity categories are determined at the reclassification date.  Further increases in estimates of cash flows adjust effective interest rates prospectively.

(iii)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments recognized in other comprehensive income are reclassified to profit or loss as gains and losses from investment securities.

(iv)	Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Loans and receivables and held-to-maturity investments are subsequently carried at amortized cost using the effective interest method. Available-for-sale financial assets and financial assets at fair value through profit or loss are subsequently carried at fair value. Gains or losses arising from changes in the fair value are recognized as follows:

•	for ‘financial assets at fair value through profit or loss’ – in profit or loss within other income or other expenses
•

for available for sale financial assets that are monetary securities denominated in a foreign currency – translation differences related to changes in the amortized cost of the security are recognized in profit or loss and other changes in the carrying amount are recognized in other comprehensive income

•	for other monetary and non-monetary securities classified as available for sale in other comprehensive income.

Dividends on financial assets at fair value through profit or loss and available-for-sale equity instruments are recognized in profit or loss as part of revenue from continuing operations when the Group’s right to receive payments is established.

Interest income from financial assets at fair value through profit or loss is included in the net gains/(losses). Interest on available-for-sale securities calculated using the effective interest method is recognized in the income statement as part of revenue from continuing operations.

Details on how the fair value of financial instruments is determined are disclosed in Note 5(g).

(v)	Impairment

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated. In the case of equity investments classified as available-for-sale, a significant or prolonged decline in the fair value of the security below its cost is considered an indicator that the assets are impaired.

Assets carried at amortized cost

For loans and receivables, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognized in profit or loss. If a loan or held-to-maturity investment has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. As a practical expedient, the Group may measure impairment on the basis of an instrument’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in profit or loss.

Assets classified as available-for-sale

If there is objective evidence of impairment for available-for-sale financial assets, the cumulative loss –measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss – is removed from equity and recognized in profit or loss.

Impairment losses on equity instruments that were recognized in profit or loss are not reversed through profit or loss in a subsequent period.

If the fair value of a debt instrument classified as available-for-sale increases in a subsequent period and the increase can be objectively related to an event occurring after the impairment loss was recognized in profit or loss, the impairment loss is reversed through profit or loss

Derivatives
m.	Derivatives

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.

Derivatives that do not qualify for hedge accounting

Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in other income or other expenses.

Property, plant and equipment
n.	Property, plant and equipment

Plant and equipment are stated at historical cost less accumulated depreciation and impairment. Cost includes expenditure that is directly attributable to the acquisition of the item.

Subsequent cost are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associates with the item will flow to the Group and the cost of the item can be measured reliably.  All other repairs and maintenance are charged to profit and loss during the reporting period in which they are incurred.

Property, plant and equipment, other than freehold land, are depreciated over their estimated useful lives using the straight line method (see Note 6(a)).

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposal of plant and equipment are taken into account in determining the profit for the year.

Intangible assets
o.	Intangible assets
(i)	Goodwill

Goodwill is measured as described in Note 22(h). Goodwill on acquisition of subsidiaries is included in intangible assets (Note 6(b)). Goodwill is not amortized but it is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash generating units for the purpose of impairment testing. The allocation is made to those cash generating units or groups of cash generating units that are expected to benefit from the business combination in which the goodwill arose, identified according to operating segments (Note 21).

(ii)	Trademarks and licenses

Trademarks and licenses have a finite useful life and are carried at cost less accumulated amortization and impairment losses.

(iii)	In-process research and development acquired

In-process research and development that has been acquired as part of a business acquisition is considered to be an indefinite life intangible asset on the basis that it is incomplete and cannot be used in its current form. Indefinite life intangible assets are not amortized but rather are tested for impairment annually in the fourth quarter of each year, or whenever events or circumstances present an indication of impairment.

In-process research and development will continue to be tested for impairment until the related research and development efforts are either completed or abandoned. Upon completion of the related research and development efforts, management determines the remaining useful life of the intangible assets and amortizes them accordingly. In order for management to determine the remaining useful life of the asset, management would consider the expected flow of future economic benefits to the entity with reference to the product life cycle, competitive landscape, obsolescence, market demand, any remaining patent useful life and various other relevant factors.

In the case of abandonment, the related research and development efforts are considered impaired and the asset is fully expensed.

(iv)	Current marketed products

Current marketed products contain products that are currently being marketed. The assets are recognized on our balance sheet as a result of business acquisitions or reclassifications from In-process research and development upon completion. Upon completion, when assets become available for use, assets are reclassified from in-process research and development to current marketed products at the historical value that they were recognized at within the in-process research and development category.

Upon reclassification to the current market products category management determines the remaining useful life of the intangible assets and amortizes them from the date they become available for use. In order for management to determine the remaining useful life of the asset, management would consider the expected flow of future economic benefits to the entity with reference to the product life cycle, competitive landscape, obsolescence, market demand, any remaining patent useful life and any other relevant factors.

Management have chosen to amortize all intangible assets with a finite useful life on a straight-line basis over the useful life of the asset. Current marketed products are tested for impairment in accordance with IAS 36 Impairment of Assets which requires testing whenever there is an indication that an asset may be impaired.

Trade and other payables
p.	Trade and other payables

Payables represent the principal amounts outstanding at balance date plus, where applicable, any accrued interest. Liabilities for payables and other amounts are carried at cost which approximates fair value of the consideration to be paid in the future for goods and services received, whether or not billed. The amounts are unsecured and are usually paid within 30 to 60 days of recognition.

Borrowings

q.	Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. If it is not probable, the fee is deferred until the draw down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Borrowings are removed from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred of liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Hercules

On March 6, 2018, the Group entered into a loan and security agreement with Hercules, for a $75.0 million non-dilutive, four-year credit facility. The Group drew the first tranche of $35.0 million on closing. An additional $40.0 million may be drawn as certain milestones are met. The loan matures in March 2022 with principal repayments commencing in October 2019 with the ability to defer the commencement of principal repayments to October 2020 if certain milestones are met. Interest on the loan is payable monthly in arrears on the 1st day of the month. At closing date, the interest rate was 9.45%. On June 14, 2018, in line with the increase in the U.S. prime rate, the interest rate on the loan increased to 9.95%.

NovaQuest

On June 29, 2018, we drew the first tranche of $30.0 million of the principal amount from the $40.0 million secured loan with NovaQuest. There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.

All interest and principal payments will be deferred until after the first commercial sale of our allogeneic product candidate MSC-100-IV in pediatric patients with steroid refractory aGVHD, in the United States and other geographies excluding Asia (“pediatric aGVHD”). We can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of pediatric aGVHD are significantly higher than current forecasts.

If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026.  If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.

Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount adjustment is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Income Statement in the period the revision is made.

The carrying amount of the loan is subordinated to the senior creditor, Hercules.

Provisions
r.	Provisions

Provisions are recognized when the Group has a present legal obligation as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

Provisions are recorded on acquisition of a subsidiary, to the extent they relate to a subsidiary’s contingent liabilities, if it relates to a past event, regardless of whether it is probable the amount will be paid.

Employee benefits
s.	Employee benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, bonuses, annual leave and long service leave.

Liabilities recognized in respect of employee benefits which are expected to be settled within 12 months after the end of the period in which the employees render the related services are measured at their nominal values using the remuneration rates expected to apply at the time of settlement.

Liabilities recognized in respect of employee benefits which are not expected to be settled within 12 months after the end of the period in which the employees render the related services are measured as the present value of the estimated future cash outflows to be made by the Group in respect of services provided by employees up to reporting date.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits.  The Group recognizes termination benefits at the earlier of the following dates: when the Group can no longer withdraw the offer of those benefits and when the entity recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of termination benefits.

Share-based payments
t.	Share-based payments

Share-based payments are provided to eligible employees, directors and consultants via the Employee Share Option Plan (“ESOP”) and the Australian Loan Funded Share Plan (“LFSP”). The terms and conditions of the LFSP are in substance the same as the employee share options and therefore they are accounted for on the same basis.

Equity-settled share-based payments with employees and others providing similar services are measured at the fair value of the equity instrument at acceptance date. Fair value is measured using the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations. It does not make any allowance for the impact of any service and non-market performance vesting conditions. Further details on how the fair value of equity-settled share-based transactions has been determined can be found in Note 17.

The fair value determined at the acceptance date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on management’s estimate of shares that will eventually vest, with a corresponding increase in equity. At the end of each period, the entity revises its estimates of the number of shared-based payments that are expected to vest based on the non-market vesting conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Contributed equity
u.	Contributed equity

Ordinary shares are classified as equity.

Transaction costs arising on the issue of equity instruments are recognized separately in equity. Transaction costs are the costs that are incurred directly in connection with the issue of those equity instruments and which would not have been incurred had those instruments not been issued.

Loss per share
v.	Loss per share
(i)	Basic losses per share

Basic losses per share is calculated by dividing:

•	the loss attributable to equity holders of the Group, excluding any costs of servicing equity other than ordinary shares;
•	by the weighted average number of ordinary shares outstanding during the fiscal year, adjusted for bonus elements in ordinary shares issued during the year.
(ii)	Diluted losses per share

Diluted losses per share adjusts the figures used in the determination of basic earnings per share to take into account

•	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares; and
•	the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Goods and services tax (“GST”)
w.	Goods and services tax (“GST”)

Revenues, expenses and assets are recognized net of the amount of GST except where the GST incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the GST is recognized as part of the cost of acquisition of the asset or as part of the expense.

Receivables and payables are stated with the amount of GST included. The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the Balance Sheet.

Cash flows are included in the statement of cash flow on a gross basis. The GST component of cash flows arising from investing and financing activities, which is recoverable from, or payable to, the taxation authority, are classified as operating cash flows.

Rounding of amounts
x.	Rounding of amounts
Amounts in the financial statements have been rounded off to the nearest thousand dollars, or in certain cases, the nearest dollar, unless mentioned otherwise.